March 17, 2006
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0306
Attn: Karen J. Garnett, Esq.

Re:	NNN 2003 Value Fund, LLC
Amendment No. 5 to Registration Statement on Form 10
(Registration Statement No. 000-51295)
Ladies and Gentlemen:
               This letter is submitted on behalf of NNN 2003 Value Fund, LLC, a Virginia limited liability company (the “Company”), in response to the comments provided by the Staff in its letter to the Company dated March 10, 2006 (the “Comment Letter”) with regard to the Amendment No. 4 (“Amendment No. 4”) to the Company’s registration statement on Form 10 (the “Form 10 Registration Statement”), which was initially filed with the Securities and Exchange Commission (the “Commission”) on May 2, 2005.
               Courtesy copies of Amendment No. 5 will be delivered to you by the Company’s financial printer, Bowne & Co., Inc., together with blacklined copies that compare Amendment No. 5 to Amendment No. 4. Unless otherwise indicated, responses refer to pages in Amendment No. 5 and capitalized words used in this letter without definition are used as defined in Amendment No. 5.
               The Company’s responses below are numbered to correspond to the numbered paragraphs in the Comment Letter. For your convenience, we repeat in bold italics each of the Staff’s comments prior to each response by the Company.
Item 1: Business, page 1
1.	We note that you have included the revised prior performance tables at Appendix A, and we continue to note your disclosure on pages 2, 29 and 56 that the resulting effect is an overstatement of your Manager’s program and aggregate portfolio operating results. Please expand your disclosure on pages 2, 29 and 56 to quantify this overstatement.
Please see the revised disclosure on pages 2, 29 and 56.

Appendix A- Revised Prior Performance Tables
2.	The third paragraph indicates that you have omitted certain programs from the revised tables. Please provide us with a detailed analysis supporting your conclusions that these programs should not be included in the prior performance disclosure.
NNN Horizon Fund, LLC, VC/RE Balanced Fund II, LLC and NNN Bentley Mall, LLC were excluded from the revised tables as they never acquired real estate. All equity raised in these programs was returned to investors once our Manager determined that no properties would be acquired, and these three programs were closed.
NNN 2004 Notes Program, LLC and NNN 2005 Notes Program, LLC are not real estate equity programs where the investors have their investment at risk. These Notes Programs were formed for the purpose of making loans to one or more single purpose borrowers, who are affiliated with our Manager, to acquire real estate. Further, units sold to the investors are Note Units, not equity, so the investor does not have an ownership interest in either real estate or the Notes Program. Our Manager is the sole member of the Note Program LLC and has agreed to guarantee payment of the Note Holders’ principal and interest.
NNN Gateway Aurora, LLC and NNN Union Square, LLC are two programs that were set up for “friends and family” of our Manager. The equity units for these programs were not sold through our Manager’s broker-dealer syndication process. As such, we believe they are not appropriate for inclusion in the tables. The equity raised for both programs was less than $2,000,000.
NNN Congress Center, LLC and NNN Park Sahara, LLC are two programs that had not funded minimum equity for investment and acquired real estate as of December 31, 2002 and, therefore, should not be included in the December 31, 2002 tables.
Form 10-Q for the quarter ended September 30, 2005
Item 4. Controls and Procedures, page 43
3.	Disclosure on page 45 indicates that your CEO and CFO concluded that your disclosure controls and procedures are effective as of the end of the period covered by the report. Please tell us the basis for this conclusion, considering that you have identified material weaknesses in your internal controls.
As previously disclosed in detail on pages 43-45, the Company developed and implemented controls and procedures prior to and during the period ended

September 30, 2005 to address material weaknesses identified by our independent registered public accounting firm in connection with their financial statement audit of the Company for the year ended December 31, 2004. As we disclosed on page 45, the resulting financial information after the implementation of such controls was then reviewed, tested and verified at the end of the period to make certain that the information compiled was accurate. On this basis, the Company concluded that its disclosure controls and procedures were effective as of the end of the period.
*     *      *
The Company hereby acknowledges that:
•	the Company is responsible for the adequacy and accuracy of the disclosure in the above-referenced filing and Amendment thereto (together, the “Filing”);
•	Staff comments or changes to disclosure in response to Staff comments in the Filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the Filing; and
•	the Company represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.
               If you have any questions or require any additional information with respect to any of the matters discussed in this letter, please call the undersigned at (714) 667-8252.
     Thank you.

Sincerely,

/s/Andrea R. Biller

Andrea R. Biller, Esq.
(Triple Net Properties, LLC)

cc:	Peter T. Healy, Esq.
of O’Melveny & Myers LLP